Credit Facilities - Bank Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Bank Debt Facilities
Gross bank debt outstanding 1	$ 1,095,500	$ 1,264,000
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Current portion	0	0
Long-term portion	1,095,500	1,264,000
Gross bank debt outstanding 1	$ 1,095,500	$ 1,264,000